Variable Interest Entities (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Equity Method Investments
The following table presents the components of Cleco Power’s equity investment in Oxbow:

	AT DEC. 31,
INCEPTION TO DATE (THOUSANDS)	2019	2018
Purchase price	$12,873	$12,873
Cash contributions	6,399	6,399
Dividend received	(2,200)	(1,100)
Total equity investment in investee	$17,072	$18,172
The following tables contain summarized financial information for Oxbow:

	AT DEC. 31,
(THOUSANDS)	2019	2018
Current assets	$2,239	$4,128
Property, plant, and equipment, net	23,738	25,186
Other assets	9,364	9,405
Total assets	$35,341	$38,719
Current liabilities	$1,196	$2,374
Partners’ capital	34,145	36,345
Total liabilities and partners’ capital	$35,341	$38,719

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Operating revenue	$8,886	$6,992	$4,189
Operating expenses	8,886	6,992	4,189
Income before taxes	$—	$—	$—

Carrying Amount of Assets and Liabilities with Maximum Exposure to Loss
The following table compares the carrying amount of Oxbow’s assets and liabilities with Cleco Power’s maximum exposure to loss related to its investment in Oxbow:

	AT DEC. 31,
(THOUSANDS)	2019	2018
Oxbow’s net assets/liabilities	$34,145	$36,345
Cleco Power’s 50% equity	$17,072	$18,172
Cleco Power’s maximum exposure to loss	$17,072	$18,172

Cleco Power
Variable Interest Entity [Line Items]
Equity Method Investments
The following table presents the components of Cleco Power’s equity investment in Oxbow:

INCEPTION TO DATE (THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Purchase price	$12,873	$12,873
Cash contributions	6,399	6,399
Dividends	(2,200)	(2,200)
Total equity investment in investee	$17,072	$17,072
The following table contains summarized financial information for Oxbow:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Operating revenue	$1,882	$1,958
Operating expenses	1,882	1,958
Income before taxes	$—	$—

Carrying Amount of Assets and Liabilities with Maximum Exposure to Loss
The following table compares the carrying amount of Oxbow’s assets and liabilities with Cleco Power’s maximum exposure to loss related to its investment in Oxbow:

(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Oxbow’s net assets/liabilities	$34,145	$34,145
Cleco Power’s 50% equity	$17,072	$17,072
Cleco Power’s maximum exposure to loss	$17,072	$17,072